Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

5.	Leases.

At December 31, 2020, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,093
Commercial property	61,823
96,916
less accumulated depreciation and depletion	14,813
$82,103

The minimum future straight-lined rentals due the Company on noncancelable leases as of December 31, 2020 are as follows: 2021 - $10,082,000; 2022 - $3,806,000; 2023 - $3,295,000; 2024 - $3,239,000; 2025 - $3,183,000; 2026 and subsequent years $13,444,000.